LOANS AND BORROWINGS - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)		Dec. 31, 2019 USD ($)		Dec. 31, 2017 USD ($) shares	Apr. 07, 2021 shares	Dec. 31, 2017 € / shares
Disclosure of detailed information about borrowings [line items]
Number of warrants issued ( (in shares) | shares	0						0
Repayment on loans and borrowings	$ 0	$ 57,231	[1]	$ 35,190	[1]
Exit fee on loan settlement	0	4,313		$ 0
Orbimed advisors loan
Disclosure of detailed information about borrowings [line items]
Debt instruments issued						$ 100,000
Duration of promissory notes						48 months
Interest rate on bonds						11.00%
Period of LIBOR						1 month
Borrowings, adjustment to interest rate basis						1.00%
Warrant coverage (as percentage)						0.04
Number of warrants issued ( (in shares) | shares						9,174,372
Strike price of warrants (in euro per share) | € / shares								€ 0.46
Commitment fee on debt instruments (as percentage)						0.025
Assignment fee for debt instrument						$ 3,700
Repayment on loans and borrowings	$ 0	$ 52,720

[1]	The Company has adopted a change in its presentation currency from EUR to USD at January 1, 2021, as described in note 2.4. Accordingly, the December 31, 2020 and December 31, 2019 comparative consolidated statements of cash flows and related notes have been re-presented retrospectively based on the accounting policies as outlined in note 2.4.